COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2021 large_range_2Tanker_vessel_type	Apr. 30, 2021 large_range_2Tanker_vessel_type	Aug. 31, 2019 USD ($) vessels suezmax_tanker_vessel_type	Dec. 31, 2020 USD ($) vessels large_range_2Tanker_vessel_type subsidiary $ / metricTon	Dec. 31, 2020 USD ($) vessels subsidiary suezmax_tanker_vessel_type large_range_2Tanker_vessel_type $ / metricTon	Dec. 31, 2020 USD ($) very_large_crude_carrier subsidiary large_range_2Tanker_vessel_type vessels $ / metricTon	Dec. 31, 2020 USD ($) vessels metric_ton large_range_2Tanker_vessel_type subsidiary $ / metricTon	Dec. 31, 2019 USD ($) very_large_crude_carrier large_range_2Tanker_vessel_type	Dec. 31, 2015 lease	Dec. 31, 2019 USD ($)	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2018 very_large_crude_carrier	Dec. 31, 2016 mr_product_tanker	Feb. 01, 2013 mr_product_tanker
Other Commitments [Line Items]
Number of newbuild vessels				4	4	4	4	4			1	1	2	6	12
Number of newbuildings delivered					1	1		2
Installments and newbuilding supervision fees paid				$ 46,700
Newbuilding installment Commitments				142,400
Number of leases assigned to third parties and related parties | lease									2
Outstanding lease payments, guaranteed by the Company				4,400	$ 4,400	$ 4,400	$ 4,400			$ 5,400
EGCS commitments				$ 0	$ 0	$ 0	$ 0
Number of vessels with BWTS commitments | vessels				1	1	1	1
BWTS commitments				$ 200	$ 200	$ 200	$ 200
Number of assets acquired | suezmax_tanker_vessel_type											10
Finance lease liability				56,277	56,277	56,277	56,277			359,910
Number of leased assets | vessels			5
Forecast
Other Commitments [Line Items]
Number of newbuildings delivered | large_range_2Tanker_vessel_type	2	1
TFG Marine
Other Commitments [Line Items]
Guarantee amount, subsidiary performance				$ 6,000	$ 6,000	$ 6,000	$ 6,000
Number Of Affiliates Subsidiaries Covered By Guarantee | subsidiary				2	2	2	2
TFG Marine
Other Commitments [Line Items]
Guarantee amount, subsidiary performance				$ 50,000	$ 50,000	$ 50,000	$ 50,000
Bunker Fuel Contract, October 2020 Through December 2021
Other Commitments [Line Items]
Purchase commitments, volume | metric_ton							5,000
Bunker Fuel Contract, October 2020 Through December 2021 | Minimum
Other Commitments [Line Items]
Purchase commitment variable price (in USD per MT) | $ / metricTon				325	325	325	325
Bunker Fuel Contract, October 2020 Through December 2021 | Maximum
Other Commitments [Line Items]
Purchase commitment variable price (in USD per MT) | $ / metricTon				365	365	365	365
Bunker Fuel Contract, January 2021 through December 2021
Other Commitments [Line Items]
Purchase commitments, volume | metric_ton							5,000
Purchase commitment fixed price (in USD per MT) | $ / metricTon				232	232	232	232
Assets Under Sale and Purchase Agreement | Trafigura | Minimum
Other Commitments [Line Items]
Cash consideration due upon closing of SPA			$ 538,200
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out
Other Commitments [Line Items]
Finance lease liability										$ 272,000
Number of leased assets | suezmax_tanker_vessel_type			5
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out | Maximum
Other Commitments [Line Items]
Cash consideration due upon closing of SPA								$ 269,200